Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 12:  Commitments and Contingencies

Royalty Payments

The Company signed a license agreement on March 29, 1999 with Eastman Kodak ("Kodak" ), under which it is obligated to make royalty payments. Under this agreement, the Company must pay to Kodak a minimum royalty plus a certain percentage of net sales with respect to certain products, which percentages are defined in the agreement. The percentages are on a sliding scale depending on the amount of sales generated. Any minimum royalties paid will be credited against the amounts due based on the percentage of sales. The royalty agreement terminates upon the expiration of the issued patent which is the last to expire.  The Company was notified that Kodak sold substantially all rights and obligations under the Company's license agreement to Global OLED Technology ("GOT") as of December 30, 2009.

In late 2008, the Company began evaluating the status of its manufacturing process and the use of the intellectual property ("IP") associated with its license agreement.  After this analysis and after making a few changes to its manufacturing process, by the end of 2008 the Company had stopped using the IP covered under the license agreement.  The last royalty payment under the license agreement was made in November 2009.  The Company determined that it is no longer required to pay the minimum royalty payment and as such has not paid or accrued this amount in 2010 or to date in 2011.

In April 2011, the Company received a request for royalty payments from a representative of GOT. The Company responded stating that the licenses were no longer in force and that the request for royalties was untimely.  Although GOT does not agree, both parties have expressed an interest in resolving the disagreement amicably.  Communications to date have been very preliminary regarding its resolution.  The Company estimates that the range of loss contingency is between $0 and $250 thousand.

Contractual Obligations

The Company leases office facilities and office, lab and factory equipment under operating leases.  Certain leases provide for payments of monthly operating expenses. The Company currently has lease commitments for space in Hopewell Junction, New York, Bellevue, Washington, and Santa Clara, California.

The Company's manufacturing facilities are leased from IBM in Hopewell Junction, New York.  eMagin leases approximately 37,000 square feet to house its equipment for OLED microdisplay fabrication and for research and development, an assembly area and administrative offices. The lease expires May 31, 2014 with the option of extending the lease for five years.   The corporate headquarters are located in Bellevue, Washington where eMagin leases approximately 6,300 square feet.   The lease expires on August 31, 2014.  In addition, the Company leases approximately 2,400 square feet of office space for design and product development in Santa Clara, California and the lease expires on October 31, 2012.

Rent expense was approximately $302 thousand and $889 thousand, respectively, for the three and nine months ended September 30, 2011 and approximately $283 thousand and $850 thousand, respectively, for the three and nine months ended September 30, 2010.

Legal Proceedings

On March 17, 2010, Gary Jones, a former executive at the Company, filed a complaint for damages in the Superior Court of the State of Washington for King County (the "Complaint") against the Company and the Company's Chief Financial Officer. The Complaint alleges unspecified damages for failure to pay contractual payments and wages under Washington law ("the Washington Wage Claim") and includes, among other claims, breach of contract, breach of the duty of good faith and fair dealing, promissory estoppel and misrepresentation.

On May 21, 2010, the court granted eMagin's motion to dismiss regarding the claim for misrepresentation and the Washington Wage Claim.  The Chief Financial Officer's motion to dismiss was also granted relating to the following claims against him: the Washington Wage Claims, breach of contract, breach of promises of specific treatment in specific circumstances, breach of the duty of good faith and fair dealing, and promissory estoppel.

On March 21, 2011, the Company executed a Settlement Agreement and Full and Complete Mutual Release (the "Settlement Agreement") among the Company, Mr. Jones and the Company's Chief Financial Officer, which had previously been executed by Mr. Jones and the Chief Financial Officer, and became effective on March 29, 2011 (the "Effective Date").  On April 5, 2011, pursuant to the Settlement Agreement, the Company made the following payments in the aggregate amount of $650 thousand: (i) payment to Mr. Jones in the gross amount of $478 thousand for payment amounts set forth in the Executive Separation and Consulting Agreement ("ECSA") and Expense Reimbursement and Compensation Schedule ("ERCS") entered into by Mr. Jones and the Company in January 2007; (ii) payment to Mr. Jones in the amount of approximately $27 thousand for a negotiated interest amount pursuant to the ECSA and ERCS; and (iii) approximately $145 thousand in attorney's fees paid to  Mr. Jones' attorneys (collectively, the "Settlement Payments").  The settlement offer was recorded as a liability on the Company's Consolidated Balance Sheet and included in selling, general, and administrative expense on the Company's Consolidated Statements of Operations as of December 31, 2010.  In addition to the Settlement Payments, the defendants agreed to provide a full and complete release to Mr. Jones.

The Settlement Agreement contains mutual releases among the Company, its Chief Financial Officer and Mr. Jones, and pursuant to the Settlement Agreement, Mr. Jones agreed to dismiss the Complaint against the Company and its Chief Financial Officer with prejudice.  On April 7, 2011 the Complaint was dismissed with prejudice by the Superior Court of the State of Washington for King County.

 Employment Agreements

Effective as of June 1, 2011, the Company and Andrew G. Sculley entered into an executive employment agreement (the "Employment Agreement") pursuant to which Mr. Sculley will continue serving as the Company's President and Chief Executive Officer until December 31, 2013 unless the contract is terminated sooner pursuant to its terms.  Under the Employment Agreement, Mr. Sculley is paid an annual base salary of $384,000.  Pursuant to the Employment Agreement, the Company shall use reasonable efforts to submit a proposal to its shareholders at its next annual meeting relating to the approval of a new incentive stock plan ("Plan").  Provided that the Plan is approved by the Company's shareholders holding the required number of shares of the Company's voting securities (the "Approval"), within ten days of such Approval, the Company and Mr. Sculley shall enter into an agreement, which agreement shall entitle Mr. Sculley to receive a mix of stock options (the "Options") and/or restricted shares of the Company's Common Stock, valued at $400,000 (based on a Black Scholes valuation method for the Options and the market price on the day of the grant for the restricted stock).  Within ten days of the annual meeting, provided that the Approval was obtained, the Compensation Committee or Board shall meet to determine the appropriate mix of Options and restricted shares to be awarded.  The Options shall entitle Mr. Sculley to purchase shares of the Company's common stock at an exercise price equal to the closing price on the date the Options are granted, which options shall vest as follows: (i) 1/3 shall vest on the 1st annual anniversary of the Employment Agreement, (ii) 1/3 shall vest on the 2nd annual anniversary of the Employment Agreement and (iii) 1/3 shall vest on December 31, 2012.  On September 27, 2011, the Company and Mr. Sculley amended the Employment Agreement to correct and change the date from December 31, 2012 to December 31, 2013 for the vesting of the final 1/3 of his options ('iii" above).   The restricted shares, if any, shall have such vesting terms as may be determined by the Compensation Committee in their discretion prior to the grant.

Pursuant to the Employment Agreement, Mr. Sculley's employment may be terminated by the Company with or without cause and he may terminate his employment for Good Reason (as defined in the Employment Agreement) and such other reasons set forth in the Employment Agreement.  If Mr. Sculley's employment agreement is terminated without cause or if he terminates it for Good Reason, then  Mr. Sculley, at the Company's sole discretion,  shall  be entitled to the lesser of (i) the total amount of his base salary that remains unpaid under the Employment Agreement, which shall be paid monthly or (ii)  monthly salary payments for twelve (12) months, based on his  monthly rate of base salary at the date of such termination, provided, however in lieu of the aforementioned monthly payments, the Company may in its sole discretion pay such payments in a lump-sum.  Mr. Sculley shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term of the Employment Agreement, but have not been paid. Additionally, any non-vested options held by Mr. Sculley shall vest immediately.  If the Employment Agreement is terminated with cause or if Mr. Sculley terminates it without Good Reason then Mr. Sculley shall cease to accrue salary, personal time off, benefits and other compensation on the date of such termination.

On March 15, 2011, the Company signed an executive employment agreement (the "Employment Agreement") with Jerry Carollo to serve as the Company's Senior Vice President Business Development effective March 21, 2011.  Pursuant to the Employment Agreement, Mr. Carollo is paid a base salary of $270,000 and was granted 100,000 options which are exercisable at $6.89 per share, the market price on the date of the grant, of which one third will vest annually on the subsequent three anniversary dates. If Mr. Carollo voluntarily terminates his employment with the Company, other than for Good Reason as defined in the Employment Agreement, he shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination.  The Company may terminate Mr. Carollo's employment with or without cause.  If the Company terminates without cause, Mr. Carollo will be entitled to the lesser of (i) the total amount of base salary that remains unpaid under the Employment Agreement which shall be paid monthly or (ii) monthly salary payments for twelve (12) months, based on his monthly rate of base salary at the date of such termination, or in lieu of the aforementioned monthly payments, the Company may in its sole discretion pay such payments in a lump- sum. Mr. Carollo shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term of the Employment Agreement, but not been paid.   All non-vested options shall vest immediately.

On January 19, 2011, the Company signed an executive employment agreement (the "Employment Agreement") with Susan R. Taylor to serve as the Company's Corporate Secretary, Senior Vice President and General Counsel effective February 1, 2011.  Pursuant to the Employment Agreement, Ms. Taylor is paid a base salary of $175,000 and was granted 225,000 options which are exercisable at $6.82 per share, the market price on the date of the grant, of which one third will vest annually on the subsequent three anniversary dates. If Ms. Taylor voluntarily terminates her employment with the Company, other than for Good Reason as defined in the Employment Agreement, she shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination.  The Company may terminate Ms. Taylor's employment with or without cause.  If the Company terminates without cause, Ms. Taylor will be entitled to, at the Company's sole discretion, either (i) monthly salary payments for twelve (12) months, based on her monthly rate of base salary at the date of such termination, or (ii) a lump-sum payment of her salary for such 12 month period, based on her monthly rate of base salary at the date of such termination. Ms. Taylor shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term of the Employment Agreement, but not been paid.   All non-vested options shall vest immediately.

Note 12 - COMMITMENTS AND CONTINGENCIES

Royalties

The Company signed a license agreement on March 29, 1999 with Eastman Kodak ("Kodak'), under which it was obligated to make royalty payments. Under this agreement, the Company must pay to Kodak a minimum royalty plus a certain percentage of net sales with respect to certain products, which percentages are defined in the agreement. The percentages are on a sliding scale depending on the amount of sales generated. Any minimum royalties paid will be credited against the amounts due based on the percentage of sales. The royalty agreement terminates upon the expiration of the issued patent which is the last to expire.  The Company was notified that Kodak sold substantially all rights and obligations under the Company's license agreement to Global OLED Technology, owned by LG Electronics, as of December 30, 2009.

In late 2008, the Company began evaluating the status of its manufacturing process and the use of the IP associated with its license agreement.  After this analysis and after making a few changes to its manufacturing process, the Company determined it was no longer using the IP covered under the license agreement.  The associated royalty liability has been reduced by the Company to royalties on inventory produced prior to the manufacturing process changes.   For the twelve months ended December 31, 2010 and 2009, the Company recorded approximately $9 thousand and $272 thousand, respectively, as royalty expense in its consolidated statements of operations and the associated liability on its consolidated balance sheet as the Company believes this is the amount due under the agreement which is based on applying the royalty formula to only the sold displays produced prior to the manufacturing process changes.

Effective May 30, 2007, Kodak and eMagin entered into an intellectual property agreement where eMagin assigned Kodak the rights, title, and interest to a Company owned patent currently not being used by the Company and in consideration, Kodak waived the royalties due under existing licensing agreements for the first six months of 2007, and reduced the royalty payments by 50% for the second half of 2007 and for the entire calendar year of 2008. In addition, the minimum royalty payment was delayed until December 1st for the years 2007 and 2008.  The Company recorded approximately $556 thousand for the year ended December 31, 2008 as income from the license of intangible assets and included this amount in other income on the Consolidated Statements of Operations.  For the year ended December 31, 2008, royalty expense of approximately $1.1 million was included in cost of goods sold.  As of January 1, 2009, the royalty payments reverted to 100%.  The minimum annual royalty payment for 2009 of $125 thousand was paid in January 2009.

As the Company has determined it is no longer using the IP covered under the license agreement in its manufacturing process, the Company believes that it is no longer required to pay the minimum annual royalty payment of $125 thousand and as such has not paid or accrued this amount in 2010.   However, the Company has approximately $48 thousand of inventory manufactured using the Kodak IP which if sold would result in royalty due of approximately $12 thousand.  Going forward, the Company will continue to recognize the reduced royalty liability on sales of product produced prior to the manufacturing process change. There can be no assurance that the licensor will not challenge the Company's position.

Operating leases

The Company leases office facilities and office, lab and factory equipment under operating leases.   The Company currently has lease commitments for space in Hopewell Junction, New York and Bellevue, Washington.

The Company's manufacturing facilities are leased from IBM in Hopewell Junction, New York.  eMagin leases approximately 37,000 square feet to house its equipment for OLED microdisplay fabrication and for research and development, an assembly area and administrative offices. The lease expires May 31, 2014.

eMagin corporate headquarters are located in Bellevue Washington. eMagin leases approximately 6,300 square feet.   The lease expires August 31, 2014.

The future minimum lease payments through 2014 are $3.8 million. Rent expense was approximately $1.1 million for the year ended December 31, 2010 and $1.3 million for each of the years ended December 31, 2009 and 2008, respectively.

The following is a schedule of future minimum lease payments under long-term operating leases (in thousands):

Year Ending December 31,
2011	$1,024
2012	1,154
2013	1,194
2014	458

Net minimum lease payments	$3,830

Employee benefit plans

eMagin has a defined contribution plan (the 401(k) Plan) under Section 401(k) of the Internal Revenue Code, which is available to all employees who meet established eligibility requirements. Employee contributions are generally limited to 15% of the employee's compensation. Under the provisions of the 401(k) Plan, eMagin may match a portion of the participating employees' contributions. There was no matching contribution to the 401(k) Plan for the years ended December 31, 2010, 2009 and 2008.

Legal proceedings

On March 17, 2010, Gary Jones, a former executive at the Company, filed a complaint for damages in the Superior Court of the State of Washington for King County (the "Complaint") against the Company and the Company's Chief Financial Officer. The Complaint alleges unspecified damages for failure to pay contractual payments and wages under Washington law ("the Washington Wage Claim") and includes, among other claims, breach of contract, breach of the duty of good faith and fair dealing, promissory estoppel and misrepresentation.

On May 21, 2010, the court granted eMagin's motion to dismiss regarding the claim for misrepresentation and the Washington Wage Claim.  The Chief Financial Officer's motion to dismiss was also granted relating to the following claims against him: the Washington Wage Claims, breach of contract, breach of promises of specific treatment in specific circumstances, breach of the duty of good faith and fair dealing, and promissory estoppel.  With respect to the undismissed claims, the litigation is ongoing.  The Company denies the allegations raised in the Complaint.   In January 2011, the Company made a final settlement offer to Mr. Jones of $650 thousand.    As of December 31, 2010, the settlement offer was recorded as a liability on the Company's Consolidated Balance Sheet and included in selling, general, and administrative expense on the Company's Consolidated Statements of Operations.  To date, the settlement offer has not been accepted and no final settlement or outcome of this matter has been reached.

A former employee ("plaintiff") of the Company commenced legal action in the United States District Court for the Southern District of New York, on or about October 12, 2007, alleging that the plaintiff was subject to gender based discrimination and retaliation in violation of Title VII of the Civil Rights Act of 1964 ( Case No. 07-CV-8827 (KMK) .  The plaintiff sought unspecified compensatory damages, punitive damages and attorneys' fees.  The Company and the plaintiff settled this action in May 2009.  The settlement did not have a material effect on the Company's results of operations.

On December 6, 2005, New York State Urban Development Corporation commenced action against eMagin in the Supreme Court of the State of New York, County of New York asserting breach of contract and seeking to recover a $150,000 grant which was made to eMagin based on goals set forth in the agreement for recruitment of employees.  On July 13, 2006, eMagin agreed to a settlement with the New York State Urban Development Corporation to repay $112,200 of the $150,000 grant. The settlement required that repayments be made on a monthly basis in the amount of $3,116.67 per month commencing August 1, 2006 and ending on July 1, 2009.  As of December 31, 2009, the settlement was paid in full and $37,800 was forgiven as a result of timely payments and was recorded in other income on the Company's Consolidated Statements of Operations.